Equity Method Investment (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 103,121,000		$ 103,121,000		$ 97,513,000
Income (Loss) from Equity Method Investments	$ 0	$ 0	$ 0	$ 0
Minnesota Pipe Line Company [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	17.00%		17.00%
Equity method investment	$ 103,100,000		$ 103,100,000		97,500,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	21,200,000		21,200,000		$ 21,300,000
Equity Method Investment, Quoted Market Value	0		0
Proceeds from Equity Method Investment, Dividends or Distributions	4,300,000	2,100,000	4,300,000	5,800,000
Income (Loss) from Equity Method Investments	$ 4,500,000	$ 4,200,000	$ 10,000,000	$ 7,800,000